LEASES - Lessor - Future minimum lease payments to be received (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Future minimum lease payments to be received for direct financing and sales-type leases
For the year ending December 31, 2020	¥ 762,491	$ 109,525
For the year ending December 31, 2021	605,661	86,998
For the year ending December 31, 2022	318,962	45,816
For the year ending December 31, 2023	158,503	22,768
For the year ending December 31, 2024	71,383	10,254
Thereafter	35,345	5,076
Net minimum lease payments receivable	1,952,345	280,437
Less: Unearned income	(223,657)	(32,126)
Net investment in financing leases	¥ 1,728,688	$ 248,311
Future minimum lease payments to be received under ASC 840
For the year ending December 31, 2020 under ASC 840			¥ 748,377
For the year ending December 31, 2021 under ASC 840			735,913
For the year ending December 31, 2022 under ASC 840			475,313
For the year ending December 31, 2023 under ASC 840			214,554
For the year ending December 31, 2024 under ASC 840			107,120
Thereafter under ASC 840			59,397
Total minimum lease payments receivable under ASC 840			2,340,674
Less: Unearned income under ASC 840			(295,794)
Net investment in financing leases under ASC 840			¥ 2,044,880